Statement of comprehensive income, profit or loss, by function of expense (Statement) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Interest income	€ 30,680	€ 21,897
Interest revenue calculated using effective interest method	27,328	19,459
Other interest income	3,352	2,438
Interest expense	17,687	10,487
Interest income (expense)	12,993	11,410	[1]
Dividend income	76	73
Share of profit (loss) of associates and joint ventures accounted for using equity method	20	14
Fee and commission income	6,149	4,498
Fee and commission expense	2,307	1,590
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net	128	(1)
Gains Losses On Derecognition Of Financial Assets At Amortized Cost	9	35
Gains Losses On Derecognition Of Other Financial Assets And Liabilities	119	(36)
Gains or losses on financial instruments held for trading net	991	283
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Held For Trading	0	0
Reclassification Of Financial Assets From Amortized Cost To Held For Trading	0	0
Reclassification Of Other Gains Losses To Held For Trading	991	283
Gains (losses) on financial assets not designated as held for sale through profit or loss, mandatorily measured at fair value	53	(35)
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0
Reclassification Of Financial Assets From Amortized Cost To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0
Reclassification Of Other Gains Losses To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	53	(35)
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net	219	150
Gain (loss) on hedge ineffectiveness recognised in profit or loss	98	73
Foreign exchange gain (loss)	398	304
Miscellaneous other operating income	310	333
Miscellaneous other operating expense	2,415	1,944
Income from insurance and reinsurance contracts	1,800	1,645
Expense from insurance and reinsurance contracts	(1,066)	(1,065)
Gross profit	17,446	14,148	[1]
Administrative expenses	6,100	5,262
Employee benefits expense	3,633	3,081
Other expense, by function	2,467	2,181
Depreciation and amortisation expense	759	676
Provisions or reversal of provisions	38	129
Impairment loss on financial assets	(2,839)	(1,993)
Gains (losses) on financial assets at amortised cost	(2,781)	(1,958)
Impairment loss on financial assets at fair value through other comprehensive income	(59)	(35)
Profit (loss) from operating activities	7,708	6,088
Impairment or reversal of impairment investments in subsidiaries joint ventures and associates	52	10
Impairment or reversal of impairment on non financial assets	(30)	13
Reversal of impairment loss recognised in profit or loss, property, plant and equipment including right-of-use assets	(45)	(3)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	11	10
Impairment or reversal of impairment on other non financial assets	5	6
Gains(losses) on derecognized of non financial assets and subsidiaries net	(1)	8
Negative goodwill recognised in profit and loss	0	0
Gains (losses) from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations	(10)	29
Profit (loss) before tax	7,780	6,122	[1]
Tax expense (income)	2,525	1,978
Profit (loss) from continuing operations	5,255	4,144
Profit (loss) from discontinued operations	0	0
Profit (loss)	5,255	4,144
Profit (loss), attributable to non-controlling interests	261	266
Profit (loss), attributable to owners of parent	€ 4,994	€ 3,878	[1]
Basic earnings (loss) per share	€ 0.83	€ 0.62
Basic earnings (loss) per share from continuing operations	0.83	0.62
Diluted earnings (loss) per share from continuing operations	0.83	0.62
Basic earnings (loss) per share from discontinued operations	0	0
Diluted earnings (loss) per share from discontinued operations	€ 0	€ 0

[1]
(1) In the first quarter of 2024 the Group changed its allocation criteria for certain expenses, mainly related with global international projects between the Corporate Center and the operating segments, therefore, in order to make those year-on-year comparisons homogeneous, the figures for year 2023 have been revised, which has not affected the consolidated financial information of the Group.